Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 16. Income Taxes

Substantially all of the Company’s earnings from continuing operations before income taxes is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense (benefit) attributable to income from continuing operations is incurred in the ROC.

In May 2009, the ROC government promulgated an amendment of the Income Tax Act. According to the amendment, the income tax rate of Taiwan profit-seeking enterprises reduced to 20% from 25%, effective in 2010. In June 2010, the ROC government re-promulgated an amendment of the Income Tax Act, the income tax rate of profit-seeking enterprises reduced to 17% from 20% which retroactively effective from January 1, 2010. The Company had calculated the deferred tax assets and liabilities in accordance with the amended law and adjusted the resulting difference as income tax benefit or expense. Effective January 1, 2006, an alternative minimum tax (“AMT”) in accordance with the Income Basic Tax Act (“IBTA”) is calculated.

An additional 10% corporate income tax is assessed on undistributed income for the entities in the ROC, but only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The 10% surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.The tax base of the undistributed income surtax is “net income under ROC generally accepted accounting principles (ROC GAAP)”, the tax effects of temporary differences between ROC GAAP and tax base are initially measured at the distributed tax rate of 20%, 17% and 17% for December 31, 2009, 2010 and 2011, respectively. The tax effects of temporary differences that arise from the difference between US GAAP and ROC GAAP are measured at the undistributed tax rate of 27.2%, 24.47% and 24.47% for December 31, 2009, 2010 and 2011, respectively.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increase in 2003 and 2004 and Himax Semiconductor’s newly incorporated investment in 2004 related to the manufacturing of newly designed TFT-LCD driver was approved by the government authorities as a newly emerging, important and strategic industry. The incremental income derived from selling the above new product is tax exempt for a period of five years.

The Company is entitled to the following tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
September 1, 2003	April 1, 2004-March 31, 2009
October 29, 2003	January 1, 2006-December 31, 2010
September 20, 2004	January 1, 2008-December 31, 2012
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013

The income before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Taiwan operations	$45,160	38,235	17,210
US operations	39	(55)	151
China operations	(215)	157	1,293
Korea operations	(75)	177	32
Others	(1,184)	(3,220)	(1,878)
	$43,725	35,294	16,808

The components of the income tax expense attributable to income from continuing operations before taxes for the years ended December 31, 2009, 2010 and 2011 consist of the following:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Current:
Taiwan operations	$6,407	1,589	2,005
US operations	26	33	104
China operations	34	112	120
Korea operations	-	12	5
Others	-	1	-
Total current	6,467	1,747	2,234

Deferred:
Taiwan operations	1,443	4,518	4,902
US operations	12	(30)	5
China operations	1	(15)	162
Korea operations	(8)	8	(2)
Others	-	-	-
Total deferred	1,448	4,481	5,067
Income tax expense	$7,915	6,228	7,301

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(11,182)	(13,141)	1,085
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	5,224	3,144	(1)
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	7,406	14,478	5,406
	$1,448	4,481	6,490

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 25% in 2009 and 17% in 2010 and 2011, and the actual income tax expense as reported in the accompanying consolidated statements of income for the years ended December 31, 2009, 2010 and 2011 are summarized as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)

Expected income tax expense	$10,931	6,000	2,857
Tax-exempted income	(9,377)	(3,567)	(836)
Tax on undistributed retained earnings	5,816	1,643	3,424
Tax benefit resulting from setting aside legal reserve from prior year’s income	(953)	(639)	(164)
Adjustment to deferred tax assets and liabilities for enacted change in tax laws and rates	5,224	3,144	(1)
Investment loss from subsidiary decreased the capital for offset the deficit	-	-	(1,821)
Increase in investment tax credits	(13,809)	(3,687)	(1,692)
Increase in deferred tax asset valuation allowance	8,450	12,408	6,823
Non-deductible share-based compensation expenses	458	178	589
Provision for uncertain tax position in connection with share-based compensation expenses	416	133	-
Decrease in unrecognized tax benefits related to prior year uncertain tax positions, net of its impact to tax-exempted income	-	(2,295)	(6,759)
Tax effect resulting from foreign entities’ monetary assets or liabilities that are denominated in functional currency	-	(4,885)	6,677
Transaction gain or loss resulted from remeasuring deferred foreign tax liabilities or assets	(1,016)	(3,392)	1,211
Tax effect of the difference resulting from remeasuring foreign entities’ nonmonetary assets	691	(1,043)	(4,627)
Foreign tax rate differential	1,184	1,320	1,350
Variance from audits of prior years’ income tax filings	(538)	1,205	476
Others	438	(295)	(206)
Actual income tax expense	$7,915	6,228	7,301

The basic and diluted earnings per ordinary share effect resulting from the income tax exemption for the years ended December 31, 2009, 2010 and 2011, is a $0.03, $0.01 and nil, increase to earnings per ordinary share, respectively.

The total income tax expense for the years ended December 31, 2009, 2010 and 2011 was allocated as follows:

	Year Ended December 31,
	2009	2010	2011

	(in thousands)
Income from continuing operations	$7,915	6,228	7,301
Other comprehensive loss	(18)	(54)	(125)
Total income tax expense	$7,897	6,174	7,176

As of December 31, 2010 and 2011, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Inventory	$4,482	4,219
Allowance for doubtful accounts	2,556	2,303
Equity method investments	38	-
Capitalized expense for tax purposes	28	13
Accrued compensated absences	67	88
Allowance for sales return, discounts and warranty	223	147
Unused investment tax credits	49,084	39,393
Unused loss carry-forward	18,466	20,919
Unrealized foreign exchange loss	5,178	135
Accrued pension cost	168	296
Other	325	308
Total gross deferred tax assets	80,615	67,821
Less: valuation allowance	(42,906)	(35,241)
Net deferred tax assets	37,709	32,580

Deferred tax liabilities:
Unrealized foreign exchange gain	(293)	(2,112)
Prepaid pension cost	(360)	(361)
Acquired intangible assets	(1,541)	(1,041)
Property, plant and equipment	(31)	(36)
Deferred shared based compensation	(89)	-
Total gross deferred tax liabilities	(2,314)	(3,550)
Net deferred tax assets	$35,395	29,030

As of December 31, 2011, the Company has not provided for income taxes on the undistributed earnings of approximately $467,662 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

The valuation allowance for deferred tax assets as of January 1, 2009, 2010 and 2011 was $21,022 thousand, $28,428 thousand and $42,906 thousand, respectively. The net change in the valuation allowance for the years ended December 31, 2009, 2010 and 2011, was an increase of $7,406 thousand, $14,478 thousand and a decrease of $7,665 thousand, respectively. Effective January 1, 2009, any recognition of tax benefit related to changes in the valuation allowance for acquired deferred tax assets should be recorded in the consolidated statements of income under ASC 805 (SFAS No. 141R), Business Combination.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carry-forward utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the deferred tax assets, net of the valuation allowance at December 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

Each entity within the Company files separate standalone income tax return. Except for Himax Taiwan, Himax Korea, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp., most of other subsidiaries of the Company have generated tax losses since their inception, therefore, a valuation allowance of $31,569 thousand and $31,905thousand as of December 31, 2010 and 2011, respectively, were provided to reduce their deferred tax assets (consisting primarily of operating loss carry-forward and unused investment tax credits) to zero because management believes it is unlikely that these tax benefits will be realized. The total tax loss carry-forward for these subsidiaries at December 31, 2011 was $123,085 thousand, which will expire if unused by 2021. The total unused investment tax credits for these subsidiaries at December 31, 2011 were $11,180 thousand, which will expire if unused by 2013.

In addition, a valuation allowance of $11,337 thousands and $3,336 thousands as of December 31, 2010 and 2011, respectively, was provided to reduce Himax Taiwan’s deferred tax assets related to unused investment tax credits.

As ROC Income Tax Acts has been amended in January 2009, the tax loss carry-forward in the preceding ten years would be deducted from tax income. That amendment is effective for the Company beginning 2009 and extends the period of tax loss carry-forward for certain subsidiaries.

According to the ROC Statute for Upgrading Industries, expired on December 31, 2009, the purchase of machinery for the automation of production, expenditure for research and development and training of professional personnel, each occurring before December 31, 2009, entitles the Company to tax credits. These credits may be applied over a period of five years. The amount of the credit that may be applied in any year, except the final year, is limited to 50% of the income tax payable for that year. There is no limitation on the utilization of the amount of investment tax credit to offset the income tax payable in the final year. Also, investments in shares originally issued by ROC domestic companies that are newly emerging, important and strategic industries, entitles the Company after a three year holding period to a tax credit of twenty percent of the price paid for the acquisition of such shares. The credit also may be applied over a period of five years.

On May 12, 2010, the Statute for Industrial Innovation was promulgated in the ROC, which became effective on the same date except for the provision relating to tax incentives which went into effect retroactively on January 1, 2010. The Statute for Industrial Innovation entitles companies to investment tax credits for research and development expenses related to innovation activities but limits the amount of investment tax credit to only up to 15% of the total research and development expenditure for the current year, subject to a cap of 30% of the income tax payable for the current year. Moreover, any unused investment tax credits provided under the Statute for Industrial Innovation can not be carried forward.

As of December 31, 2011, all of the Company’s unused investment tax credits of NT$1,192,638 thousand (US$39,393 thousand) reported for tax return purposes will expire if unused by 2013.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2009	2010	2011
	(in thousands)

Balance at beginning of year	$5,718	8,450	6,892
Increase related to prior year tax positions	-	-	-
Decrease related to prior year tax positions	-	(2,295)	(6,759)
Increase related to current year tax positions	2,587	133	-
Effect of exchange rate change	145	604	(5)
Balance at end of year	$8,450	6,892	128

Included in the balance of total unrecognized tax benefits at December 31, 2010 and 2011, are potential benefits of $6,286 thousand and $128 thousand, respectively that if recognized, would reduce the Company’s effective tax rate. No interest and penalties related to unrecognized tax benefits were recorded by the Company for the years ended December 31, 2009, 2010 and 2011. The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2009. The tax year 2010 remains open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company's unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2011.